Derivative financial instruments - Balance sheet location (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	$ 410	$ 214
Derivative liabilities	147	151
Current in "Other current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	308	120
Current in "Other current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	16	11
Current in "Other current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	292	109
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	221	85
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	59	17
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	6
Current in "Other current assets" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	2
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	10	11
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	10	7
Non-current in "Other non-current assets"
Derivatives, Fair Value [Line Items]
Derivative assets	114	104
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	90	86
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	24	18
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	1
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	22	14
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	78	72
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	11	14
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		1
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	2	3
Current in "Other current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	145	143
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	2
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	143	141
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2	2
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	106	127
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	7	2
Current in "Other current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	2
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	28	12
Non-current in "Other non-current liabilities"
Derivatives, Fair Value [Line Items]
Derivative liabilities	46	23
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	4	6
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	42	17
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	4	6
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	26	14
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 16	$ 3